Supplemental Cashflow Information (Schedule of Changes in Liabilities Arising from Financing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amortization of transaction costs , discount	$ 2,081	$ 475
Bank Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	109,430	69,302
Additions	65,000	40,000
Interest	420	128
Payments	(55,000)
Liabilities arising from financing activities at end of period	119,850	109,430
Convertible Debenture
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	37,105
Additions		46,000
Interest	1,661	347
Transaction costs		(2,101)
Equity component		(7,141)
Liabilities arising from financing activities at end of period	38,766	37,105
Lease obligation
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	23,879	16,082
Additions	2,684	14,944
Interest	1,920	1,848
Payments	(8,438)	(9,048)
Terminations	(497)
Foreign exchange	(51)	53
Liabilities arising from financing activities at end of period	19,497	23,879
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	894	224
Additions	176
Interest	563
Payments	(560)
Change in fair value	187	670
Liabilities arising from financing activities at end of period	$ 1,260	$ 894